Provisions - Tax, civil, labor and environmental provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions and the corresponding judicial deposits
Total other provisions	$ 341,161	$ 296,879	$ 197,359
Outstanding judicial deposits	10,949	14,160
Judicial provision
Provisions and the corresponding judicial deposits
Judicial deposits	(7,841)	(10,351)
Provision	65,722	68,097
Total other provisions	57,881	57,746
Outstanding judicial deposits	10,949	14,160
Tax
Provisions and the corresponding judicial deposits
Judicial deposits	(2,318)	(2,232)
Provision	20,893	28,531
Total other provisions	18,575	26,299
Outstanding judicial deposits	3,130	5,158
Labor
Provisions and the corresponding judicial deposits
Judicial deposits	(4,765)	(8,116)
Provision	21,186	19,889
Total other provisions	16,421	11,773
Outstanding judicial deposits	7,408	8,994
Civil
Provisions and the corresponding judicial deposits
Judicial deposits	(758)	(3)
Provision	19,078	15,418
Total other provisions	18,320	15,415
Outstanding judicial deposits	23	8
Environmental
Provisions and the corresponding judicial deposits
Provision	4,565	4,259
Total other provisions	4,565	$ 4,259
Outstanding judicial deposits	$ 388